LIICA LETTERHEAD

May 1, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

      RE:     Life Investors Insurance Company of America
                 Life Investors Variable Life Account A
                 Variable Protector (File No. 333-93567)

Gentlemen:

        On behalf of the Life Investors Insurance Company of America (“Life Investors”) and the Life Investors Variable Life Account A (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information for certain deferred variable life policies offered by Life Investors through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the Prospectus and Statement of Additional Information contained in the Form N-6 Registration Statement for the Account (the “Registration Statement”). The Registration Statement was filed with the Securities and Exchange Commission on April 22, 2003.

Sincerely, /s/ Priscilla I. Hechler Priscilla I. Hechler Assistant Secretary

cc:    Thomas E. Pierpan, Esq.
         Mary Jane Wilson-Bilik, Esq.